Partners' Equity	6 Months Ended
Jun. 30, 2025
Partners' Equity
Partners' Equity

8. Partners’ Equity:

Series A Preferred Units:

On July 20, 2015, the Partnership concluded an underwritten public offering of 3,000,000 9% Series A Preferred Units, representing limited partner interests in the Partnership, at a liquidation preference of $25.00 per unit. The Partnership received $72.3 million of proceeds from this offering, net of the $2.4 million underwriting discount of and incurred offering expenses of $0.3 million.

Series B Preferred Units:

On October 23, 2018, the Partnership concluded the underwritten public offering of 2,200,000 Series B Preferred Units, representing limited partner interests in the Partnership, at a liquidation preference of $25.00 per unit. The Partnership received net proceeds of $53.0 million from this offering, after deducting underwriters’ discounts and commissions and offering expenses, which amounted to $2.0 million.

Concurrently with the conclusion of the Series B Preferred Units Public Offering, the Partnership entered into the Limited Partnership Agreement in order to, among others, conform its provisions to the terms and provisions related to the issuance of the Series B Preferred Units and to remove references to subordinated units and subordinated period that are no longer in effect.

As of June 30, 2025, the Partnership had 36,530,944 common units, 15,595,000 of which are owned by the Sponsor, 3,000,000 Series A Preferred Units and 35,526 general partner units issued and outstanding.

Common units repurchase program:

On November 21, 2024, the Partnership’s Board of Directors authorized the repurchase of up to an aggregate of $10 million of the Partnership’s outstanding common units over the next 12 months (the “Common Unit Repurchase Program “). Repurchases of common units under the Common Unit Repurchase Program may be made, from time to time, in privately negotiated transactions, in open market transactions, or by other means, including through trading plans intended to qualify under Rule 10b - 18 and/or Rule 10b5 - 1 of the U.S. Securities Exchange Act of 1934, as amended. The amount and timing of any repurchases made under the Common Unit Repurchase Program will be in the sole discretion of the Partnership’s management team, and will depend on a variety of factors, including legal requirements, market conditions, other investment opportunities, available liquidity, and the prevailing market price of the common units. The Program does not obligate the Partnership to repurchase any dollar amount or number of common units, and the Common Unit Repurchase Program may be suspended or discontinued at any time at the Partnership’s discretion. During the six months ended June 30, 2025, the Partnership re - purchased 216,185 for a total amount of $789.

Full Redemption of Series B Preferred Units

On May 27, 2025, the Partnership issued, a notice of full redemption to the holders of its 8.75% Series B Fixed to Floating Rate Cumulative Redeemable Perpetual Preferred Units (NYSE:DLNG PRB) (CUSIP No. Y2188B124) (the “Series B Preferred Units”), notifying such holders that the Partnership has elected to exercise its option to redeem all of the issued and outstanding Series B Preferred Units on July 25, 2025 (the “Redemption Date” and such redemption, the “Redemption”).

On July 25, 2025 the Partnership redeemed all of the issued and outstanding Series B Preferred Units. The redemption price was equal to $25.00 per redeemed Series B Preferred Unit, plus $0.45258267, an amount equal to all accumulated and unpaid distributions thereon to the Redemption Date, whether or not declared, which was paid in cash on the Redemption Date.

According to the terms of issuance, this redemption option became effective on May 27, 2025, and upon exercise, the redemption became legally enforceable and non-cancellable. Under ASC 480, the Series B Preferred Units meet the definition of a mandatorily redeemable financial instrument, as of May 27, 2025, and as such the Partnership reclassified an amount equal to the fair value of the Series B Preferred Units, which was $55,528, from equity to current liabilities. This amount is presented in Series B Preferred Units in the unaudited condensed consolidated balance sheet. Pursuant to ASC 260-10-S99-2, the difference between the carrying value of the redeemed Series B Preferred Units and their fair value, amounting to $2,031, in total, was recognized as a reduction of Common unitholders’ equity as a deemed dividend, and has been considered in the calculation of Earning per unit (Note 9). The Series B Preferred Units were subsequently measured at amortized cost.

8. Partners’ Equity (continued):

Distributions accrued from May 22, 2025 to May 27, 2025 amounting to $93.0 were recorded as dividends within equity.  Distributions accrued after May 27, 2025, no longer represented equity dividends but rather interest expense associated with the financial liability (ASC 835-30). The accrued dividends from May 27, 2025 up to June 30, 2025, amounting to $529.0, were recognized as interest expense (Note 10). The total amount of $622 of the accrued dividends from May 22, 2025 up to June 30, 2025, has been recorded as part of the Series B Preferred units, which is presented in current liabilities in the unaudited condensed consolidated balance sheet.

Common and General Partner unit distribution provisions:

The Partnership pays distributions in the following manner:

●	first, 100% to the holders of common units and to the General Partner in accordance with their relative percentage interests, until the distributed amount in respect of each common unit equals the minimum quarterly distribution; and
●	second, 100% to the holders of common units and to the General Partner in accordance with their relative percentage interests, until each unit has received an aggregate distribution of a specified dollar amount.

The percentage allocations of available cash from operating surplus among the common unitholders, the General Partner, and the holders of the incentive distribution rights (“IDRs”) up to the various target distribution levels are illustrated below. The percentage interests shown for the common unitholders, the General Partner, and the holders of the incentive distribution rights for the minimum quarterly distribution are also applicable to quarterly distribution amounts that are less than the minimum quarterly distribution.

The percentage interests shown for our General Partner include its 0.1% General Partner interest only and assumes that our General Partner has contributed any capital necessary to maintain its 0.1% General Partner interest. Under the Limited Partnership Agreement, the holder of the incentive distribution rights in the Partnership, which is currently the General Partner, has the right to receive an increasing percentage of cash distributions after the first target distribution level.

	Total Quarterly
	Distribution Target		General	Holders
	Amount	Unitholders	Partner	of IDRs
Minimum Quarterly Distribution	$0.365	99.9%	0.1%	0.0%
First Target Distribution	up to $0.420	99.9%	0.1%	0.0%
Second Target Distribution	above $0.420 up to $0.456	85.0%	0.1%	14.9%
Third Target Distribution	Above $0.456 up to $0.548	75.0%	0.1%	24.9%
Thereafter	above $0.548	50.0%	0.1%	49.9%

Preferred Units distribution and redemption provisions:

Distributions on the Series A Preferred Units are cumulative from the date of original issue and are payable quarterly on February 12, May 12, August 12 and November 12, of each year, when, as and if declared by the Partnership’s Board of Directors out of amounts legally available for such purpose. Distributions are payable at a distribution rate of 9.00% per annum of the stated liquidation preference.

Any time on or after August 12, 2020, the Series A Preferred Units may be redeemed, in whole or in part, at the Partnership’s option, out of amounts legally available for such purpose, at a redemption price of $25.00 per unit plus an amount equal to all accumulated and unpaid distributions thereon to the date of redemption, whether or not declared. No Series A Preferred Units were redeemed as of June 30, 2024.

Distributions on the Series B Preferred Units were cumulative from the date of original issue and were payable quarterly on February 22, May 22, August 22 and November 22, of each year, when, as and if declared by the Partnership’s Board of Directors out of amounts legally available for such purpose. Furthermore, distributions on the Series B Preferred Units were payable (i) from and including the original issue date to, but excluding, November 22, 2023 at a fixed rate equal to 8.75% per annum of the stated liquidation preference per unit and (ii) from and including November 22, 2023 at a floating rate equal to the Term Secured Overnight Financing Rate for the applicable three month tenor published by the Chicago Mercantile Exchange plus the Credit Adjusted Three-Month CME Term SOFR plus a spread of 5.593% per annum of the stated liquidation preference per unit.

8. Partners’ Equity (continued):

The Series B Preferred Units were redeemable, in whole or in part, at any time on or after November 22, 2023, at the Partnership’s option, out of amounts available for such purpose, at a redemption price of $25.00 per unit plus an amount equal to all accumulated and unpaid distributions thereon to the date of redemption, whether or not declared.

The Series A Preferred Units represent perpetual equity interests in the Partnership and, unlike the Partnership’s indebtedness, do not give rise to a claim for payment of a principal amount at a particular date. The Series A Preferred Units rank pari passu with the Series B Preferred Units (of which none are outstanding as of the day of the issuance of the financial statements). Both the Series A Preferred Units and the Senior B Preferred Units rank senior to the Partnership’s common units and to each other class or series of limited partner interests or other equity established after the original issue date of the Series A Preferred Units and the Series B Preferred Units that is not expressly made senior to or on a parity with the Series A Preferred Units and the Series B Preferred Units as to payment of distributions. The Series A Preferred Units and the Series B Preferred Units are rank junior to all of the Partnership’s existing and future indebtedness. The interests of the holders of Series A Preferred Units or Series B Preferred Units could be diluted by the issuance of additional preferred units, including additional Series A Preferred units or Series B Preferred Units, and by other transactions.

Common unit distributions:

On February 6, 2025, the Board of Directors approved a quarterly cash distribution, for the quarter ended December 31, 2024, of $0.049 per common unit, which was paid on February 27, 2025, to all unitholders of record as of February 24, 2025.

On May 7, 2025, the Board of Directors approved a quarterly cash distribution, for the quarter ended March 31, 2025, of $0.049 per common unit, which was paid on May 23, 2025, to all unitholders of record as of May 19, 2025.

Series A Preferred unit distributions:

On January 21, 2025, the Partnership’s Board of Directors declared a cash distribution of $0.5625 per unit on its Series A Preferred Units for the period from November 12, 2024 to February 11, 2025. The cash distribution was paid on February 12, 2025, to all Series A preferred unitholders of record as of February 5, 2025.

On April 22, 2025, the Partnership’s Board of Directors declared a cash distribution of $0.5625 per unit on its Series A Preferred Units for the period from February 12, 2025 to May 11, 2025. The cash distribution was paid on May 12, 2025, to all Series A preferred unitholders of record as of May 5, 2025.

Series B Preferred Unit distributions:

On February 4, 2025, the Partnership’s Board of Directors declared a cash distribution of $0.677286319 per unit on its Series B Preferred Units for the period from November 22, 2024 to February 23, 2025. The cash distribution was paid on February 24, 2025, to all Series B Preferred unitholders of record as of February 14, 2025.

On April 28, 2025, the Partnership’s Board of Directors declared a cash distribution of $0.614808 per unit on its Series B Preferred Units for the period from February 24, 2025 to May 22, 2025. The cash distribution was paid on May 22, 2025, to all Series B Preferred unitholders of record as of May 15, 2025.

General Partner Distributions:

During the six-month periods ended June 30, 2025 and 2024, the Board of Directors approved two quarterly cash distributions to its General Partner and holder of the incentive distribution rights in the Partnership, of an amount of $2 and nil, respectively.